Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment revenues:
Total revenues	$ 2,601,846	$ 2,666,541	$ 2,673,329
Significant Segment Expenses:
Total segment expenses	1,762,460	1,819,814	1,902,757
Depreciation and amortization	(367,362)	(360,817)	(353,743)
Selling, general, and administrative	(269,474)	(255,118)	(226,786)
Acquisition, cyber incident, and other, net	(103,893)	(77,169)	(64,087)
Impairment of indefinite and long-lived assets	(47,099)	(33,126)	(236,515)
Net (loss) gain from sale of real estate	(44,324)	3,514	2,254
Interest expense	(147,776)	(135,323)	(140,107)
Loss on debt extinguishment and termination of derivative instruments	0	(116,082)	(2,482)
Loss from investments in partially owned entities	(2,112)	(3,702)	(1,442)
Other, net	6,921	27,919	2,795
Loss on put option	0	0	(56,576)
Loss from continuing operations before income taxes	(135,733)	(103,177)	(328,089)
Related Party
Significant Segment Expenses:
Impairment of related party loan receivable	0	0	(21,972)
Warehouse
Significant Segment Expenses:
Total segment expenses	1,605,476	1,647,208	1,705,127
Transportation
Significant Segment Expenses:
Total segment expenses	156,984	172,606	197,630
Operating Segments
Segment revenues:
Total revenues	2,601,846	2,666,541	2,673,329
Significant Segment Expenses:
Total segment expenses	1,605,476	1,647,208	1,705,127
Segment contribution:	839,386	846,727	770,572
Operating Segments | Warehouse
Segment revenues:
Total revenues	2,413,616	2,457,412	2,433,659
Significant Segment Expenses:
Segment contribution:	808,140	810,204	728,532
Operating Segments | Warehouse | Power
Significant Segment Expenses:
Total segment expenses	144,352	147,455	147,753
Operating Segments | Warehouse | Other facilities costs
Significant Segment Expenses:
Total segment expenses	238,835	258,384	249,558
Operating Segments | Warehouse | Labor
Significant Segment Expenses:
Total segment expenses	1,013,686	1,025,505	1,054,025
Operating Segments | Warehouse | Other services costs
Significant Segment Expenses:
Total segment expenses	208,603	215,864	253,791
Operating Segments | Transportation
Segment revenues:
Total revenues	188,230	209,129	239,670
Significant Segment Expenses:
Segment contribution:	$ 31,246	$ 36,523	$ 42,040